Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
205,056	Vanguard Value ETF	$25,320,315	2.0

	Total Exchange-Traded Funds
	(Cost $27,150,318)	25,320,315	2.0

MUTUAL FUNDS: 97.9%
	Affiliated Investment Companies: 97.9%
2,685,198	Voya Emerging Markets Index Portfolio - Class I	24,005,668	1.9
9,891,548	Voya International Index Portfolio - Class I	82,891,176	6.7
6,156,109	Voya RussellTM Mid Cap Index Portfolio - Class I	61,068,606	4.9
7,312,156	Voya Short Term Bond Fund - Class R6	67,271,839	5.4
45,229,656	Voya U.S. Bond Index Portfolio - Class I	409,328,384	33.0
38,333,093	Voya U.S. Stock Index Portfolio - Class I	570,779,749	46.0

	Total Mutual Funds
	(Cost $1,400,376,040)	1,215,345,422	97.9

	Total Investments in Securities (Cost $1,427,526,358)	$1,240,665,737	99.9
	Assets in Excess of Other Liabilities	1,133,723	0.1
	Net Assets	$1,241,799,460	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,320,315	$–	$–	$25,320,315
Mutual Funds	1,215,345,422	–	–	1,215,345,422
Total Investments, at fair value	$1,240,665,737	$–	$–	$1,240,665,737

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$66,124,966	$11,092,839	$(35,769,606)	$(17,442,531)	$24,005,668	$1,212,128	$(795,105)	$2,031,064
Voya International Index Portfolio - Class I	119,182,258	12,083,842	(11,748,537)	(36,626,387)	82,891,176	3,503,611	614,369	-
Voya RussellTM Mid Cap Index Portfolio - Class I	103,452,952	10,552,257	(22,978,637)	(29,957,966)	61,068,606	870,017	(1,487,510)	6,756,267
Voya Short Term Bond Fund - Class R6	85,839,511	4,070,481	(18,019,340)	(4,618,813)	67,271,839	1,010,377	(874,334)	-
Voya U.S. Bond Index Portfolio - Class I	481,358,254	72,948,639	(74,354,207)	(70,624,302)	409,328,384	6,494,618	(4,903,334)	-
Voya U.S. Stock Index Portfolio - Class I	893,403,583	91,438,536	(122,246,200)	(291,816,170)	570,779,749	374,804	29,323,876	65,442,927
	$1,749,361,524	$202,186,594	$(285,116,527)	$(451,086,169)	$1,215,345,422	$13,465,555	$21,877,962	$74,230,258

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,441,845,070.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(201,179,333)
Net Unrealized Depreciation	$(201,179,333)